UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-07358

                    Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)            (Zip code)

Alan M. Meder	Lawrence R. Hamilton
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:   (800) 338-8214

Date of fiscal year end:   December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2010

(Unaudited)

Principal Amount (000)		Description		Value (Note 1)
		LONG-TERM INVESTMENTS - 151.6%
		U.S. Government and Agency Obligations - 7.4%
		Federal National Mortgage Association,
$5,000		6.00%,	5/15/11	$5,177,670
201		8.00%,	10/01/30	225,807
740		7.00%,	12/01/31	841,565
		Government National Mortgage Association
		Pass-Through Certificates,
13		7.00%,	3/15/26	15,045
63		8.00%,	11/15/30	74,871
33		8.00%,	2/15/31	39,484
		U.S. Treasury Note,
8,000		1.50%,	10/31/10	8,009,376
10,000		4.50%,	2/28/11	10,180,080

		Total U.S. Government and Agency Obligations
		(Cost $24,354,554)		24,563,898

		Corporate Bonds - 137.3%
		Financial - 25.3%
		Boeing Capital Corp.,
7,000	(a)	6.50%,	2/15/12	7,545,020
		Caterpillar Financial Services Corp.,
7,000	(a)	7.15%,	2/15/19	9,032,961
		CPG Partners L.P.,
7,900		8.25%,	2/01/11	8,067,290
		Daimler Finance NA LLC,
6,000		7.75%,	1/18/11	6,118,350
		ERP Operating Limited Partnership,
5,000		6.625%,	3/15/12	5,355,190
		General Electric Capital Corp.,
6,000		6.125%,	2/22/11	6,135,420
		JPMorgan Chase & Co.,
5,000		5.375%,	10/01/12	5,412,625
5,000		4.75%,	5/01/13	5,426,035
		Keybank, N.A.,
3,200		7.30%,	5/01/11	3,295,296
		Mack-Cali Realty, L.P.,
7,000		7.75%,	2/15/11	7,138,271
		NationsBank Capital Trust IV,
10,000		8.25%,	4/15/27	10,325,000
		US Bank, N.A.,
5,000		4.95%,	10/30/14	5,537,500
		Wells Fargo Bank, N.A.,
5,000		6.45%,	2/01/11	5,093,790

				84,482,748

See Notes to Portfolio of Investments.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2010

(Unaudited)

Principal Amount (000)		Description		Value (Note 1)
		Industrial - 37.5%
		Archer-Daniels-Midland Company,
$4,000	(a)	7.125%,	3/01/13	$4,586,684
		Coca-Cola Enterprises, Inc.,
6,000	(a)	8.50%,	2/01/12	6,567,084
		Devon Financing Corp.,
6,000	(a)	6.875%,	9/30/11	6,349,038
		Dow Chemical Company,
6,000		9.00%,	4/01/21	7,538,940
		Hewlett-Packard Co.,
7,000	(a)	6.125%,	3/01/14	8,095,661
		Kraft Foods, Inc.,
5,000		6.25%,	6/01/12	5,435,160
		Potash Corporation of Saskatchewan, Inc.,
8,578	(a)	7.75%,	5/31/11	8,983,293
		Premcor Refining Group, Inc.,
5,000	(a)	6.125%,	5/01/11	5,108,720
		Sun Company, Inc.,
5,000	(a)	9.00%,	11/01/24	6,442,310
		Target Corp.,
5,000		6.00%,	1/15/18	6,040,580
		Tele-Communications, Inc.,
5,275	(a)	10.125%,	4/15/22	7,636,438
3,200	(a)	9.875%,	6/15/22	4,517,264
		Time Warner Cable, Inc.,
5,000		7.50%,	4/01/14	5,897,815
		Time Warner Entertainment Company, L.P.,
5,000	(a)	8.875%,	10/01/12	5,702,465
		Time Warner, Inc.,
5,000	(a)	9.15%,	2/01/23	6,839,615
		Viacom, Inc.,
5,000		6.25%,	4/30/16	5,871,900
		Wal-Mart Stores, Inc.,
5,000		6.75%,	10/15/23	6,453,350
		Wellpoint, Inc.,
5,000		6.80%,	8/01/12	5,484,755
		Xerox Corp.,
5,000		6.35%,	5/15/18	5,809,780
		XTO Energy, Inc.,
5,000		7.50%,	4/15/12	5,510,835

				124,871,687

		Telephone - 16.6%
		AT&T Wireless Services, Inc.,
10,000	(a)(b)	8.125%,	5/01/12	11,113,760
		British Telecommunications PLC,
10,000	(c)	8.125%,	12/15/10	10,158,430
		Deutsche Telekom International Finance,
5,000		5.25%,	7/22/13	5,488,080
		France Telecom SA,
7,625	(c)	7.75%,	3/01/11	7,849,556
		New York Telephone Co.,
5,000		8.625%,	11/15/10	5,042,490
		Rogers Communications, Inc.,
6,000		7.50%,	3/15/15	7,341,594
		Verizon Global Funding Corp.,
7,500	(a)	7.375%,	9/01/12	8,409,420

				55,403,330

		Utilities - 57.9%
		AGL Capital Corp.,
10,000	(a)(b)	7.125%,	1/14/11	10,171,960
		American Water Capital Corp.,
5,000		6.593%,	10/15/37	5,675,800
		Arizona Public Service Co.,
5,000	(a)	6.875%,	8/01/36	5,970,475
		Atmos Energy Corp.,
5,000		7.375%,	5/15/11	5,187,680
		CalEnergy Company, Inc.,
10,000	(a)(b)	8.48%,	9/15/28	13,284,100
		Cleveland Electric Illumination Co.,
6,713	(a)	8.875%,	11/15/18	8,964,782
		Commonwealth Edison Co.,
5,000		6.95%,	7/15/18	5,961,700
		Entergy Texas, Inc.,
10,000	(a)(b)	7.125%,	2/01/19	12,238,930
		FirstEnergy Corp.,
5,000		7.375%,	11/15/31	5,447,770

See Notes to Portfolio of Investments.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2010

(Unaudited)

Principal Amount (000)		Description		Value (Note 1)
		Utilities (Continued)
		FPL Group Capital, Inc.,
$6,000	(a)	5.625%,	9/01/11	$6,261,258
		Hydro-Quebec,
10,000	(a)(b)	7.50%,	4/01/16	12,771,420
		Kinder Morgan Energy Partners,
5,000	(a)	7.75%,	3/15/32	6,071,730
		National Rural Utilities Cooperative Finance Corp.,
5,000	(a)	5.50%,	7/01/13	5,601,540
		Oncor Electric Delivery Co., LLC,
5,000		6.375%,	5/01/12	5,447,915
		ONEOK, Inc.,
4,060		7.125%,	4/15/11	4,190,797
		ONEOK Partners, L.P.,
5,000		6.15%,	10/01/16	5,788,630
		Progress Energy, Inc.,
6,000	(a)	7.10%,	3/01/11	6,150,444
5,000	(a)	7.05%,	3/15/19	6,208,455
		PSE&G Power, LLC,
7,195	(a)	7.75%,	4/15/11	7,462,158
		Reliant Energy Resources Corp.,
10,000	(a)(b)	7.75%,	2/15/11	10,250,350
		Sempra Energy
5,000		6.15%,	6/15/18	5,926,730
		South Carolina Electric & Gas Co.,
5,685		6.50%,	11/01/18	7,059,542
		Trans-Canada Pipelines Limited,
10,000		9.875%,	1/01/21	14,585,400
		Wisconsin Energy Corp.,
6,000		6.50%,	4/01/11	6,175,890
		Xcel Energy, Inc.,
10,131	(a)(b)	7.00%,	12/01/10	10,225,441

				193,080,897

		Total Corporate Bonds
		(Cost $426,052,121)		457,838,662

		Asset-Backed Securities - 1.8%
		Detroit Edison Securitization Funding LLC 2001-1 A6,
5,000		6.62%,	3/01/16	5,960,531

		Total Asset-Backed Securities
		(Cost $5,925,000)		5,960,531

Shares
		Non-Convertible Preferred Stock - 5.1%
		Financial - 5.1%
		Duke Realty Corp., Series M,
100,000		6.95%		2,487,000
		Duke Realty Corp., Series N,
100,000		7.25%		2,534,000
		Kimco Realty Corp., Series G,
100,000		7.75%		2,562,000

	Public Storage, Inc., Series I,
120,000	7.25%	3,030,000
	Realty Income Corp., Series D,
100,000	7.375%	2,608,000
	UDR, Inc., Series G,
100,000	6.75%	2,516,000
	Vornado Realty Trust, Series I,
50,000	6.625%	1,232,500

	Total Non-Convertible Preferred Stock
	(Cost $16,713,000)	16,969,500

	Total Investments - 151.6%
	(Cost $473,044,675)	505,332,591

	Other Assets in Excess of Liabilities - 5.4%	17,933,667
	Committed Facility Agreement - (28.5)%	(95,000,000)
	Liquidation Value of Preferred Shares - (28.5)%	(95,000,000)

	Net Assets Applicable to Common Stock - 100%	$333,266,258

(a)	All or a portion of this security has been segregated as collateral for the committed facility agreement and made available for loan.
(b)	All or a portion of this security has been loaned.
(c)	Original coupon rate for the security is shown. Coupon rate is subject to change if the security’s rating is upgraded or downgraded by Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

See Notes to Portfolio of Investments.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2010

(Unaudited)

(1) The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Total
Asset-backed securities	$-	$5,960,531	$5,960,531
Corporate bonds	-	457,838,662	457,838,662
Non-convertible preferred stock	16,969,500	-	16,969,500
U.S. Government and Agency obligations	-	24,563,898	24,563,898
Total	$16,969,500	$488,363,091	$505,332,591

(2) The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2010 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$491,326,515	$22,932,775	$8,926,699	$14,006,076

Other information regarding the Fund is available in the Fund’s most recent semi-annual and annual reports. This information is available on the Fund’s website at www.ducfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 8, 2010

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	November 8, 2010